SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2016
Summary Of Significant Accounting Policies Tables
Foreign currency translation
	September 30, 2016	September 30, 2015	September 30, 2014
Year-end CAD: USD exchange rate	0.7610	0.7458	0.8964
Average Yearly CAD: USD exchange rate	0.7545	0.8145	0.9239
Year-end RMB: USD exchange rate	0.1499	0.1574	0.1625
Average Yearly RMB: USD exchange rate	0.1531	0.1625	0.1629

Property plant and equipment
Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years